LONG-TERM DEBT -Silicon Valley Bank (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 18, 2016	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Disclosure of detailed information about borrowings
Drawn down from SVB Term Loan		$ 0	$ 0	$ 8,000,000
SVB Term Loan | Silicon Valley Bank
Disclosure of detailed information about borrowings
Maximum borrowing capacity of capital term loan facility	$ 10,000,000
Drawn down from SVB Term Loan	8,000,000
Conditional option to receive upon positive data for clinical trial and CPRIT grant	$ 2,000,000